Commitments and Contingencies	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
12 –	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Company may become involved in various lawsuits and legal proceedings. While the ultimate results of these matters cannot be predicted with certainty, management does not expect them to have a material adverse effect on the financial position or results of operations of the Company.